Semiannual Report June 30, 2001



Oppenheimer Select Managers
Mercury Advisors S&P 500/r/
Index Fund



/LOGO/OppenheimerFunds/r/
The Right Way to Invest

OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500(R) INDEX FUND



OBJECTIVE
OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500(R) INDEX FUND seeks to match the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") as closely as possible before the deduction of Fund expenses.

NARRATIVE BY ERIC MITOFSKY, PORTFOLIO MANAGER

Since its inception on February 16, 2001, the Fund performed according to its objective,which is to replicate the returns of the S&P 500 Index, a popular equity market indicator, before Fund expenses.

During the reporting period, the equity market experienced widespread weakness due primarily to a slowing U.S.economy and its adverse effects on corporate earnings. Stock price declines were particularly severe among technology and telecommunications companies.Overall, the market for large-cap stocks remained highly volatile, experiencing sudden rallies and sharp reversals.

In the beginning of the period, equity prices fell steeply as investors faced a continuous stream of bad news: deteriorating economic indicators, falling consumer confidence and massive layoffs by technology-related companies. The S&P 500 Index lost 9.12% in February and 6.34% in March, reflecting investors' concerns with companies' eroding revenues, earnings warnings and slowing growth rates.Technology, the worst-performing sector for the index,was particularly hard hit by the sell-off.

Encouraged by widespread hints of market stabilization in the second half of the period,however, investors cautiously began to reenter the equity markets.As the tables turned, so did sectors:Technology was the index's best performer, followed by capital goods.The S&P 500 gained 7.77% in April, 0.67% in May and lost 2.43% in June.The Fund lost 5.40% since inception, staying in line with the benchmark.

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index,which is composed of common stocks of 500 U.S. companies with large market capitalizations.We seek to provide results that, before Fund expenses, match the total return of the index.To do this,we invest in the common stocks comprising the index, maintaining approximately the same proportions.

In our view, the key to managing an index portfolio is to avoid guessing the direction of stocks or sectors, even on a small scale, and to remain fully invested at all times. In an ideal world,we would make transactions only when the composition of our benchmark changed. But because cash flows move in and out of the portfolio as a result of shareholder activity,we use futures contracts and other strategies to remain fully invested in the near term without incurring large transaction costs.

We strive to keep the fund tax efficient and our costs low.We do not incur many research costs, or trading costs or brokerage commissions. In addition, because our holdings change relatively infrequently,we minimize capital gains taxes.

Stocks may be dropped from the index for two reasons: a company could be merged out of existence, or its market capitalization may become too small for inclusion.New companies meeting the S&P 500 criteria are added to replace the dropped names.Between 30 and 40 name changes are made in a typical year, according to Standard & Poor's Inc. In 2000, an unusually active year, the organization reports it made 58 changes.

As an equity fund, the Fund is subject to market risk--the chance that stock prices could decline over short or even relatively long periods.There is also the risk that the specific type of stock in which the Fund invests--large-cap growth companies--could underperform other asset classes or the overall stock market.

Looking ahead,we believe that corporate profits may continue to experience pressure, and that price competition may keep profit margins small for many companies. Energy prices are likely to remain high, further eroding company profits and consumers' spending power.At the same time, the U.S.economy is sustaining its steady, though slow, pace of growth. If we manage to successfully avoid a recession while lower interest rates stimulate consumer spending, the outlook could improve considerably.Therefore,we are optimistic about the long-term prospects of the large-cap equity market as represented by the S&P 500 Index.


SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


1 Oppenheimer Select Managers Mercury Advisors S&P 500(R) Index Fund


----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                                  June 30, 2001 Unaudited


-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in Master S&P 500 Index Series of the Quantitative Master Series Trust                                 $1,199,834
-----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Capital shares receivable                                                                                             49,674
Other                                                                                                                 12,878
                                                                                                           ------------------
Total assets                                                                                                       1,262,386

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Transfer and shareholder servicing agent fees                                                                            140
Distribution and service plan fees                                                                                       448
Registration and filing fees                                                                                             303
Other                                                                                                                     20
                                                                                                           ------------------
Total liabilities                                                                                                        911

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $1,261,475
                                                                                                           ==================

-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                   $1,288,546
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                                       (3,354)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                                                       (4,438)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                                            (19,279)
                                                                                                           ------------------
NET ASSETS                                                                                                        $1,261,475
                                                                                                           ==================





 2  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                        June 30, 2001 Unaudited/Continued



-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$571,047 and 60,370 shares of beneficial interest outstanding)                                                         $9.46
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                           $10.04

-----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $373,227
and 39,586 shares of beneficial interest outstanding)                                                                  $9.43

-----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $228,606
and 24,233 shares of beneficial interest outstanding)                                                                  $9.43

-----------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $87,391
and 9,243 shares of beneficial interest outstanding)                                                                   $9.45

-----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $1,204 and 127 shares of beneficial interest outstanding)                                                $9.48


See accompanying Notes to Financial Statements.











 3  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                                 For the Period from February 16, 2001
                                                                           (inception of offering) to June 30, 2001 Unaudited
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Gross investment income allocated from Master S&P 500 Index Series of the
Quantitative Master Series Trust                                                                                      $2,341
-----------------------------------------------------------------------------------------------------------------------------
Interest income from short term obligations                                                                               23
                                                                                                           ------------------
Total income                                                                                                           2,364

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Gross expenses allocated from Master S&P 500 Index Series of the
Quantitative Master Series Trust                                                                                         108
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                  245
Class B                                                                                                                  580
Class C                                                                                                                  209
Class N                                                                                                                   32
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                  311
Class B                                                                                                                  188
Class C                                                                                                                   53
Class N                                                                                                                    8
-----------------------------------------------------------------------------------------------------------------------------
Administrative fees                                                                                                      972
-----------------------------------------------------------------------------------------------------------------------------
Legal and other professional fees                                                                                        613
-----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                           2,233
-----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                       33
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                    133
                                                                                                           ------------------
Total expenses                                                                                                         5,718

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                   (3,354)

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM MASTER S&P 500
INDEX SERIES OF THE QUANTITATIVE MASTER SERIES TRUST
Net realized gain (loss) on investments                                                                               (4,438)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                                                  (19,279)
                                                                                                           ------------------
Net realized and unrealized gain (loss)                                                                              (23,717)

-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                ($27,071)
                                                                                                           ==================



See accompanying Notes to Financial Statements.



4  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                                                                                  PERIOD ENDED
                                                                                                                  JUNE 30, 2001(1)
                                                                                                                  (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment gain (loss)                                                                                           ($3,354)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                              (4,438)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                                 (19,279)
                                                                                                           ------------------
Net increase (decrease) in net assets resulting from operations                                                      (27,071)

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                                                              568,029
Class B                                                                                                              378,091
Class C                                                                                                              235,195
Class N                                                                                                               89,973
Class Y                                                                                                                  258

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                     1,244,475
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                   17,000 (2)
                                                                                                           ------------------
End of period (including accumulated net investment
loss of $3,354 for the period ended June 30, 2001)                                                                $1,261,475
                                                                                                           ==================


1.  For the period from February 16, 2001 (inception of offering) to June 30,
2001.
2. Reflects the value of the Manager's initial seed money investment at December 22, 2000.

See accompanying Notes to Financial Statements.












 5  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund


--------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Unaudited)

                                                         CLASS A             CLASS B             CLASS C
                                                         ----------------    ----------------    ----------------
                                                         PERIOD ENDED        PERIOD ENDED        PERIOD ENDED
                                                         JUNE 30, 2001(1)    JUNE 30, 2001(1)    JUNE 30, 2001(1)
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                     $10.00              $10.00              $10.00
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.02)               (.03)               (.02)
Net realized and unrealized gain (loss)                    (.52)               (.54)               (.55)
                                              ------------------  ------------------  ------------------
Total income (loss) from investment
operations                                                 (.54)               (.57)               (.57)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $9.46               $9.43               $9.43
                                              ==================  ==================  ==================

--------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                       (5.40)%             (5.70)%             (5.70)%
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $571                $373                $229
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $298                $160                 $58
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                       (1.21)%             (2.25)%             (2.65)%
Expenses                                                   2.56%               3.36%               3.28%

1.  For the period from February 16, 2001 (inception of offering) to June 30,
2001.
2.  For the period from March 1, 2001 (inception of offering) to June 30, 2001.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.







 6  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund


--------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

                                                          CLASS N CLASS Y
                                                          ----------------   ----------------
                                                          PERIOD ENDED       PERIOD ENDED
                                                          JUNE 30, 2001(2)   JUNE 30, 2001(1)
--------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $9.54              $10.00
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.01)               (.01)
Net realized and unrealized gain (loss)                    (.08)               (.51)
                                              ------------------  ------------------
Total income (loss) from investment
operations                                                 (.09)               (.52)
------------------------------------------------------------------------------------
Net asset value, end of period                            $9.45               $9.48
                                              ==================  ==================
--------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                       (0.94)%             (5.20)%
--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                    $87                  $1
--------------------------------------------------------------------------------------
Average net assets (in thousands)                           $19                  $1
--------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                       (1.89)%             (0.25)%
Expenses                                                   2.69%               2.06%


1.  For the period from February 16, 2001 (inception of offering) to June 30,
2001.
2.  For the period from March 1, 2001 (inception of offering) to June 30, 2001.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.










 7  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited



1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Select Managers Mercury S&P 500 Index Fund (the Fund) is a separate series of Oppenheimer Select Managers, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund invests substantially all of its assets in the Master S&P 500 Index Series of the Quantitative Master Series Trust (the Trust), a registered open-end investment company that has the same goals as the Fund. The financial statements of the Trust are included elsewhere in this report and should be read with the Fund's financial statements. The percentage of the Trust owned by the Fund at June 30, 2001 was 0.06%. The Fund's investment objective is to seek to match the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") as closely as possible before the deduction of Fund expenses. The Fund's administrator is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C, and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Shares of the Fund are available for purchase by retirement plans only. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION The Fund's investment in the Trust is valued based on the daily reported net asset value of the Trust. Valuation of securities held by the Trust is discussed in the notes to Master Focus Twenty Trust included elsewhere in this report.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.




 8  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued

OTHER The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                  PERIOD ENDED JUNE 30, 2001(1)
                                                     SHARES              AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                                 60,443            $582,292
Dividends and/or distributions reinvested                --                  --
Redeemed                                             (1,473)            (14,263)
                                            ----------------    ----------------
Net increase (decrease)                              58,970            $568,029
                                            ================    ================

--------------------------------------------------------------------------------
CLASS B
Sold                                                 41,982            $401,023
Dividends and/or distributions reinvested                --                  --
Redeemed                                             (2,496)            (22,932)
                                            ----------------    ----------------
Net increase (decrease)                              39,486            $378,091
                                            ================    ================

--------------------------------------------------------------------------------
CLASS C
Sold                                                 24,134            $235,198
Dividends and/or distributions reinvested                --                  --
Redeemed                                                 (1)                 (3)
                                            ----------------    ----------------
Net increase (decrease)                              24,133            $235,195
                                            ================    ================

--------------------------------------------------------------------------------
CLASS N
Sold                                                  9,728            $ 94,610
Dividends and/or distributions reinvested                --                  --
Redeemed                                               (485)             (4,637)
                                            ----------------    ----------------
Net increase (decrease)                               9,243            $ 89,973
                                            ================    ================

--------------------------------------------------------------------------------
CLASS Y
Sold                                                     27            $    258
Dividends and/or distributions reinvested                --                  --
Redeemed                                                 --                  --
                                            ----------------    ----------------
Net increase (decrease)                                  27            $    258
                                            ================    ================

1. For the period from February 16, 2001 (inception of offering) to June 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to June 30, 2001, for Class N shares.





9        Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued



3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
ADMINISTRATION FEES Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.50% of the average annual net assets of the Fund. During the period ended June 30, 2001, the Fund paid $972 to the Manager for administration services.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

------------------- ------------- ---------------- ---------------- ----------------- --------------- ----------------
                    AGGREGATE     CLASS A          COMMISSIONS ON   COMMISSIONS ON    COMMISSIONS     COMMISSIONS ON
                    FRONT-END     FRONT-END        CLASS A SHARES   CLASS B SHARES    ON CLASS C      CLASS N SHARES
                    SALES         SALES CHARGES    ADVANCED BY      ADVANCED BY       SHARES          ADVANCED BY
                    CHARGES ON    RETAINED BY      DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     DISTRIBUTOR(1)
                    CLASS A       DISTRIBUTOR                                         DISTRIBUTOR(1)
PERIOD ENDED        SHARES
------------------- ------------- ---------------- ---------------- ----------------- --------------- ----------------
June 30, 2001       $5,705        $--              $2,344           $5,495            $2,263          $--
------------------- ------------- ---------------- ---------------- ----------------- --------------- ----------------

   1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

------------------- ---------------------- ----------------------- ----------------------- ------------------------
                    CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
PERIOD ENDED        DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
------------------- ---------------------- ----------------------- ----------------------- ------------------------
June 30, 2001       $--                    $--                     $--                     $--
------------------- ---------------------- ----------------------- ----------------------- ------------------------

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the period ended June 30, 2001, payments under the Class A Plan totaled $245, all of which were paid by the Distributor to recipients. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, C and N plans provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

10       Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

-----------------------------------------------------------------------------------------------------------
DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE PERIOD ENDED JUNE 30, 2001,
WERE AS FOLLOWS:
------------------- ------------------ --------------- ---------------------------- -----------------------
                                                                                    DISTRIBUTOR'S AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS B PLAN        $580               $--             $1,070                        0.29%
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS C PLAN         209                --                 --                          --
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS N PLAN          32                --                 --                          --
------------------- ------------------ --------------- ---------------------------- -----------------------







11  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500 INDEX FUND
A Series of Oppenheimer Select Managers


OFFICERS AND TRUSTEES     James C. Swain, Trustee, CEO and Chairman of the Board
                          Bridget A. Macaskill, Trustee and President
                          William L. Armstrong, Trustee
                          Robert G. Avis, Trustee
                          George C. Bowen, Trustee
                          Edward L. Cameron, Trustee
                          Jon S. Fossel, Trustee
                          Sam Freedman, Trustee
                          C. Howard Kast, Trustee
                          Robert M. Kirchner, Trustee
                          F. William Marshall, Jr., Trustee
                          Andrew J. Donohue, Vice President and Secretary
                          Brian W. Wixted, Treasurer
                          Robert J. Bishop, Assistant Treasurer
                          Scott T. Farrar, Assistant Treasurer
                          Robert G. Zack, Assistant Secretary

INVESTMENT ADVISOR        Mercury Advisors

ADMINISTRATOR             OppenheimerFunds, Inc.

SUB-ADMINISTRATOR         Fund Asset Management, L.P.

DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

TRANSFER AND
SHAREHOLDER SERVICING
AGENT                     OppenheimerFunds Services

CUSTODIAN FOR THE S&P
500 INDEX SERIES          The Bank of New York

INDEPENDENT AUDITORS      Deloitte & Touche LLP

LEGAL COUNSEL             Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

For more complete information about Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet web site, at www.oppenheimerfunds.com.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C)Copyright 2001 OppenheimerFunds, Inc.  All rights reserved.






12       Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

Financial Statements for the
Master S&P Index Fund

JUNE 30, 2001


SCHEDULE OF INVESTMENTS                                (IN US DOLLARS)

MASTER S&P 500 INDEX FUND

COMMON STOCKS

                                                      SHARES
ISSUE                                                 HELD                    VALUE
+ ADC Telecommunications, Inc. . . . . . . . . . . .  134,438                 $   887,291
+ The AES Corporation . . . . . . . . . . . . . . . .  91,520                   3,939,936
AFLAC Incorporated . . . . . . . . . . . . . . . . . . 90,442                   2,848,019
ALLTEL Corporation . . . . . . . . . . . . . . . . . . 53,848                   3,298,728
+ AMR Corporation . . . . . . . . . . . . . . . . . .  26,436                     955,133
+ AOL Time Warner Inc. . . . . . . . . . . . . . . .  762,080                  40,390,240
AT&T Corp. . . . . . . . . . . . . . . . . . . . . .. 593,476                  13,056,472
Abbott Laboratories . . . . . . . . . . . . . . . . . 266,410                  12,790,344
Adobe Systems Incorporated . . . . . . . . . . . . .   41,135                   1,933,345
Adolph Coors Company (Class B) . . . . . . . . . . .    6,382                     320,249
+ Advanced Micro Devices, Inc. . . . . . . . . . . .   59,161                   1,708,570
+ Aetna Inc. (New Shares) . . . . . . . . . . . . . .  24,503                     633,893
+ Agilent Technologies, Inc. . . . . . . . . . . . .   78,566                   2,553,395
Air Products and Chemicals, Inc. . . . . . . . . . .   39,207                   1,793,720
Alberto-Culver Company (Class B) . . . . . . . . . .    9,723                     408,755
Albertson's, Inc. . . . . . . . . . . . . . . . . . .  69,661                   2,089,133
Alcan Aluminium Ltd. . . . . . . . . . . . . . . . . . 54,925                   2,307,949
Alcoa Inc. . . . . . . . . . . . . . . . . . . . . .  148,468                   5,849,639
Allegheny Energy, Inc. . . . . . . . . . . . . . . . . 21,448                   1,034,866
Allegheny Technologies Incorporated . . . . . . . . .  13,795                    249,552
Allergan Inc. . . . . . . . . . . . . . . . . . . . .  22,634                   1,935,207
+ Allied Waste Industries, Inc. . . . . . . . . . . .  33,914                     633,514
The Allstate Corporation . . . . . . . . . . . . . .  124,606                   5,481,418
+ Altera Corporation . . . . . . . . . . . . . . . .   66,523                   1,929,167
Ambac Financial Group, Inc. . . . . . . . . . . . . .  18,195                   1,058,949
Amerada Hess Corporation . . . . . . . . . . . . . .   15,286                   1,235,109
Ameren Corporation . . . . . . . . . . . . . . . . . . 23,601                   1,007,763
American Electric Power Company, Inc. . . . . . . . .  55,412                   2,558,372
American Express Company . . . . . . . . . . . . . .  227,575                   8,829,910
American General Corporation . . . . . . . . . . . .   85,850                   3,987,732
American Greetings Corporation (Class A) . . . . . .   10,973                     120,703
American Home Products Corporation . . . . . . . . .  226,088                  13,212,583
American International Group, Inc. . . . . . . . . .  400,945                  34,481,270
+ American Power Conversion Corporation . . . . . . .  33,592                     529,074
+ Amgen Inc. . . . . . . . . . . . . . . . . . . . .  179,429                  10,887,752
AmSouth Bancorporation . . . . . . . . . . . . . . .   63,704                   1,177,887
Anadarko Petroleum Corporation . . . . . . . . . . .   43,109                   2,329,179
+ Analog Devices, Inc. . . . . . . . . . . . . . . .   61,895                   2,676,959
+ Andrew Corporation . . . . . . . . . . . . . . . .   14,000                     258,300
Anheuser-Busch Companies, Inc. . . . . . . . . . . .  154,383                   6,360,580
Aon Corporation . . . . . . . . . . . . . . . . . . .  45,042                   1,576,470


Apache Corporation . . . . . . . . . . . . . . . . .   21,571                   1,094,728
+ Apple Computer, Inc. . . . . . . . . . . . . . . .   60,034                   1,395,790
Applera Corporation--Applied Biosystems Group . . .    36,316                     971,453
+ Applied Materials, Inc. . . . . . . . . . . . . .   139,861                   6,867,175
+ Applied Micro Circuits Corporation . . . . . . . .   51,685                     888,982
Archer-Daniels-Midland Company . . . . . . . . . . .  108,717                   1,413,321
Ashland Inc. . . . . . . . . . . . . . . . . . . . .   11,981                     480,438
Autodesk, Inc. . . . . . . . . . . . . . . . . . . .    9,271                     345,808
Automatic Data Processing, Inc. . . . . . . . . . .   107,372                   5,336,388
+ AutoZone, Inc. . . . . . . . . . . . . . . . . . .   19,262                     722,325
+ Avaya Inc. . . . . . . . . . . . . . . . . . . . .   48,820                     668,834
Avery Dennison Corporation . . . . . . . . . . . . .   18,963                     968,061
Avon Products, Inc. . . . . . . . . . . . . . . . . .  40,810                   1,888,687
The B.F. Goodrich Company . . . . . . . . . . . . . .  17,729                     673,347
BB&T Corporation . . . . . . . . . . . . . . . . . .   70,049                   2,570,798
+ BMC Software, Inc. . . . . . . . . . . . . . . . .   41,906                     944,561
Baker Hughes Incorporated . . . . . . . . . . . . . .  57,733                   1,934,056
Ball Corporation . . . . . . . . . . . . . . . . .      4,741                     225,482
Bank of America Corporation . . . . . . . . . . . .   275,705                  16,550,571
The Bank of New York Company, Inc. . . . . . . . .    126,516                   6,072,768
Bank One Corporation . . . . . . . . . . . . . . . .  200,442                   7,175,824
Barrick Gold Corporation . . . . . . . . . . . . . .   68,114                   1,031,927
Bausch & Lomb Incorporated . . . . . . . . . . . . .    9,198                     333,336
Baxter International Inc. . . . . . . . . . . . . . . 101,891                   4,992,659
The Bear Stearns Companies Inc. . . . . . . . . . . .  18,067                   1,065,411
Becton, Dickinson and Company . . . . . . . . . . . .  44,306                   1,585,712
+ Bed Bath & Beyond Inc. . . . . . . . . . . . . . .   49,646                   1,489,380
BellSouth Corporation . . . . . . . . . . . . . . . . 322,362                  12,981,518
Bemis Company, Inc. . . . . . . . . . . . . . . . .     9,083                     364,864
+ Best Buy Co., Inc. . . . . . . . . . . . . . . . .   36,014                   2,287,609
+ Big Lots, Inc. . . . . . . . . . . . . . . . . . .   19,484                     266,541
+ Biogen, Inc. . . . . . . . . . . . . . . . . . . .   25,564                   1,389,659
Biomet, Inc. . . . . . . . . . . . . . . . . . . . .   30,758                   1,478,229
The Black & Decker Corporation . . . . . . . . . . .   13,914                     549,046
The Boeing Company . . . . . . . . . . . . . . . . .  150,053                   8,342,947
Boise Cascade Corporation . . . . . . . . . . . . .     9,914                     348,675
+ Boston Scientific Corporation . . . . . . . . . . .  69,046                   1,173,782
Bristol-Myers Squibb Company . . . . . . . . . . . .  334,285                  17,483,105
+ Broadcom Corporation (Class A) . . . . . . . . . .   44,737                   1,912,954
+ BroadVision, Inc. . . . . . . . . . . . . . . . .    47,054                     235,270
Brown-Forman Corporation (Class B) . . . . . . . .     11,775                     752,893
Brunswick Corporation . . . . . . . . . . . . . . .    15,091                     362,637
Burlington Northern Santa Fe Corp. . . . . . . . .     67,381                   2,032,885
Burlington Resources Inc. . . . . . . . . . . . . .    36,377                   1,453,261


                                                    SHARES
ISSUE                                               HELD                      VALUE

C.R. Bard, Inc. . . . . . . . . . . . . . . . .         8,736                 $   497,515
CIGNA Corporation . . . . . . . . . . . . . . .        25,758                   2,468,132
CMS Energy Corporation . . . . . . . . . . . .         22,702                     632,251
CSX Corporation . . . . . . . . . . . . . . . .        36,726                   1,330,950
CVS Corporation . . . . . . . . . . . . . . . .        67,596                   2,609,206
+ Cabletron Systems, Inc. . . . . . . . . . . .        32,477                     742,099
+ Calpine Corporation . . . . . . . . . . . . .        51,369                   1,941,748
Campbell Soup Company . . . . . . . . . . . . .        70,232                   1,808,474
Capital One Financial Corporation . . . . . . .        35,843                   2,150,580
Cardinal Health, Inc. . . . . . . . . . . . . .        76,686                   5,291,334
Carnival Corporation . . . . . . . . . . . . . .      100,576                   3,087,683
Caterpillar Inc. . . . . . . . . . . . . . . . .       59,042                   2,955,052
+ Cendant Corporation . . . . . . . . . . . . .       146,516                   2,857,062
Centex Corporation . . . . . . . . . . . . . . .       10,174                     414,590
CenturyTel, Inc. . . . . . . . . . . . . . . . .       24,316                     736,775
The Charles Schwab Corporation . . . . . . . . .      238,410                   3,647,673
Charter One Financial, Inc. . . . . . . . . . . .      35,557                   1,134,268
Chevron Corporation . . . . . . . . . . . . . . .     110,341                   9,985,860
+ Chiron Corporation . . . . . . . . . . . . . . .     32,659                   1,665,609
The Chubb Corporation . . . . . . . . . . . . . .      30,208                   2,339,005
Cincinnati Financial Corporation . . . . . . . . .     27,644                   1,091,938
Cinergy Corp. . . . . . . . . . . . . . . . . . .      27,350                     955,882
Cintas Corporation . . . . . . . . . . . . . . . .     29,100                   1,345,875
Circuit City Stores--Circuit City Group . . . . . .    35,780                     644,040
+ Cisco Systems, Inc. . . . . . . . . . . . . . . . 1,258,893                  22,911,853
Citigroup Inc. . . . . . . . . . . . . . . . . . .    864,934                  45,703,113
+ Citizens Communications Company . . . . . . . .      49,078                     590,408
+ Citrix Systems, Inc. . . . . . . . . . . . . . .     31,769                   1,108,738
+ Clear Channel Communications, Inc. . . . . . . .    101,054                   6,336,086
The Clorox Company . . . . . . . . . . . . . . . .     40,682                   1,377,086
The Coca-Cola Company . . . . . . . . . . . . . . .   427,838                  19,252,710
Coca-Cola Enterprises Inc. . . . . . . . . . . . .     72,284                   1,181,843
Colgate-Palmolive Company . . . . . . . . . . . . .    96,504                   5,692,771
+ Comcast Corporation (Class A) . . . . . . . . . .   162,547                   7,054,540
Comerica Incorporated . . . . . . . . . . . . . . .    30,698                   1,768,205
Compaq Computer Corporation . . . . . . . . . . . .   290,515                   4,500,077
Computer Associates International, Inc. . . . . . .    99,123                   3,568,428
+ Computer Sciences Corporation . . . . . . . .. .     29,000                   1,003,400
+ Compuware Corporation . . . . . . . . . . . . . .    63,265                     885,077
+ Comverse Technology, Inc. . . . . . . . . . . . .    29,431                   1,695,814



ConAgra, Inc. . . . . . . . . . . . . . . . . . . .    92,381                   1,830,068
+ Concord EFS, Inc. . . . . . . . . . . . . . . . .    41,450                   2,155,814
+ Conexant Systems, Inc. . . . . . . . . . . . . .     42,499                     380,366
Conoco Inc. (Class B) . . . . . . . . . . . . . . .   107,443                   3,105,103
+ Conseco, Inc. . . . . . . . . . . . . . . . . . .    58,104                     793,120
Consolidated Edison, Inc. . . . . . . . . . . . . .    36,481                   1,451,944
Constellation Energy Group . . . . . . . . . . . .     28,165                   1,199,829
+ Convergys Corporation . . . . . . . . . . . . . .    29,392                     889,108
Cooper Industries, Inc. . . . . . . . . . . . . . .    16,067                     636,093
Cooper Tire & Rubber Company . . . . . . . . . . .     12,539                     178,054
Corning Incorporated . . . . . . . . . . . . . . .    159,987                   2,673,383
+ Costco Wholesale Corporation . . . . . . . . . .     77,406                   3,179,838
Countrywide Credit Industries, Inc. . . . . . . .      20,369                     934,530
Crane Co. . . . . . . . . . . . . . . . . . . . .      10,266                     318,246
Cummins Engine Company, Inc. . . . . . . . . . .        7,086                     274,228
DTE Energy Company . . . . . . . . . . . . . . . .     28,349                   1,316,528
Dana Corporation . . . . . . . . . . . . . . . . .     25,446                     593,910
Danaher Corporation . . . . . . . . . . . . . . .      24,516                   1,372,896
Darden Restaurants, Inc. . . . . . . . . . . . . .     20,308                     566,593
Deere & Company . . . . . . . . . . . . . . . . .      40,381                   1,528,421
+ Dell Computer Corporation . . . . . . . . . . .     447,383                  11,609,589
Delphi Automotive Systems Corporation . . . . . .      96,304                   1,534,123
Delta Air Lines, Inc. . . . . . . . . . . . . . .      21,222                     935,466
Deluxe Corporation . . . . . . . . . . . . . . . .     12,154                     351,251
Devon Energy Corporation . . . . . . . . . . . . .     22,260                   1,168,650
Dillard's, Inc. (Class A) . . . . . . . . . . . .      14,625                     223,324
Dollar General Corporation . . . . . . . . . . . .     56,866                   1,108,887
Dominion Resources, Inc. . . . . . . . . . . . . .     42,553                   2,558,712
Dover Corporation . . . . . . . . . . . . . . . .      34,962                   1,316,319
The Dow Chemical Company . . . . . . . . . . . . .    154,379                   5,133,102
Dow Jones & Company, Inc. . . . . . . . . . . . .      14,854                     886,932
Duke Energy Corporation . . . . . . . . . . . . .     132,774                   5,179,514
Dynegy Inc. (Class A) . . . . . . . . . . . . . .      56,073                   2,607,394
E.I. du Pont de Nemours and Company . . . . . . .     179,367                   8,652,664
+ EMC Corporation . . . . . . . . . . . . . . . .     379,587                  11,027,002
EOG Resources, Inc. . . . . . . . . . . . . . . .      19,944                     709,009
Eastman Chemical Company . . . . . . . . . . . .       13,235                     630,383
Eastman Kodak Company . . . . . . . . . . . . . .      49,889                   2,328,819
Eaton Corporation . . . . . . . . . . . . . . . .      11,803                     827,390
Ecolab Inc. . . . . . . . . . . . . . . . . . . .      21,919                     898,021
Edison International . . . . . . . . . . . . . . .     56,041                     624,857
El Paso Corporation . . . . . . . . . . . . . . .      87,581                   4,601,506
Electronic Data Systems Corporation . . . . . . .      80,482                   5,030,125
Eli Lilly and Company . . . . . . . . . . . . . .     193,313                  14,305,162


JUNE 30, 2001


SCHEDULE OF INVESTMENTS (CONTINUED)                     (IN US DOLLARS)
MASTER S&P 500 INDEX FUND (CONTINUED)

COMMON
STOCKS
(CONTINUED)
                                                    SHARES
ISSUE                                               HELD                     VALUE
Emerson Electric Co. . . . . . . . . . . . . . .       73,696                $  4,458,608
Engelhard Corporation . . . . . . . . . . . . .        22,491                     580,043
Enron Corp. . . . . . . . . . . . . . . . . . .       128,333                   6,288,317
Entergy Corporation . . . . . . . . . . . . . .        37,964                   1,457,438
Equifax Inc. . . . . . . . . . . . . . . . . . .       24,629                     903,392
Exelon Corporation . . . . . . . . . . . . . . .       55,144                   3,535,833
Exxon Mobil Corporation ++ . . . . . . . . . . .      593,393                  51,832,879
+ FMC Corporation . . . . . . . . . . . . . . . .       5,352                     366,933
FPL Group, Inc. . . . . . . . . . . . . . . . . .      30,249                   1,821,292
Fannie Mae . . . . . . . . . . . . . . . . . . .      172,056                  14,650,568
+ FedEx Corp. . . . . . . . . . . . . . . . . . .      52,811                   2,123,002
+ Federated Department Stores, Inc. . . . . . . .      34,000                   1,445,000
Freddie Mac . . . . . . . . . . . . . . . . . . .     119,127                   8,338,890
Fifth Third Bancorp . . . . . . . . . . . . . . .      98,989                   5,944,289
First Data Corporation . . . . . . . . . . . . .       67,386                   4,329,551
First Union Corporation . . . . . . . . . . . . .     168,795                   5,897,697
FirstEnergy Corp. . . . . . . . . . . . . . . . .      38,526                   1,238,996
+ Fiserv, Inc. . . . . . . . . . . . . . . . . .       21,404                   1,369,428
FleetBoston Financial Corporation . . . . . . . .     186,294                   7,349,298
Fluor Corporation . . . . . . . . . . . . . . . .      13,633                     615,530
Ford Motor Company . . . . . . . . . . . . . . .      314,695                   7,725,762
+ Forest Laboratories, Inc. . . . . . . . . . . .      30,302                   2,151,442
Fortune Brands, Inc. . . . . . . . . . . . . . .       26,290                   1,008,484
Franklin Resources, Inc. . . . . . . . . . . . .       45,558                   2,085,190
+ Freeport-McMoRan Copper & Gold, Inc. (Class B)       24,757                     273,565
GPU, Inc. . . . . . . . . . . . . . . . . . . .        20,553                     722,438
Gannett Co., Inc. . . . . . . . . . . . . . . .        45,471                   2,996,539
The Gap, Inc. . . . . . . . . . . . . . . . . .       147,836                   4,287,244
+ Gateway Inc. . . . . . . . . . . . . . . . . .       55,556                     913,896
General Dynamics Corporation . . . . . . . . .         34,564                   2,689,425
General Electric Company . . . . . . . . . . . .    1,708,530                  83,290,837
General Mills, Inc. . . . . . . . . . . . . . .        48,964                   2,143,644
General Motors Corporation . . . . . . . . . . .       94,359                   6,072,002
Genuine Parts Company . . . . . . . . . . . . .        29,586                     931,959
Georgia-Pacific Group . . . . . . . . . . . . .        38,858                   1,315,343
The Gillette Company . . . . . . . . . . . . . .      181,382                   5,258,264
+ Global Crossing Ltd. . . . . . . . . . . . . .      152,476                   1,317,393
Golden West Financial Corporation . . . . . . .        27,312                   1,754,523
The Goodyear Tire & Rubber Company . . . . . . .       27,376                     766,528
Great Lakes Chemical Corporation . . . . . . . .        8,664                     267,284
+ Guidant Corporation . . . . . . . . . . . . .        52,805                   1,900,980


H & R Block, Inc. . . . . . . . . . . . . . . .        15,740                   1,016,017
H.J. Heinz Company . . . . . . . . . . . . . . .       59,974                   2,452,337
HCA--The Healthcare Corporation . . . . . . . .        92,456                   4,178,087
+ HEALTHSOUTH Corporation . . . . . . . . . . .        67,023                   1,070,357
Halliburton Company . . . . . . . . . . . . . .        73,799                   2,627,244
Harley-Davidson, Inc. . . . . . . . . . . . . .        52,017                   2,448,960
+ Harrah's Entertainment, Inc. . . . . . . . . .       20,168                     711,930
The Hartford Financial Services Group, Inc. . .        40,746                   2,787,026
Hasbro, Inc. . . . . . . . . . . . . . . . . . .       29,664                     428,645
Hercules Incorporated . . . . . . . . . . . . .        18,577                     209,920
Hershey Foods Corporation . . . . . . . . . . .        23,490                   1,449,568
Hewlett-Packard Company . . . . . . . . . . . .       334,174                   9,557,376
Hilton Hotels Corporation . . . . . . . . . . .        63,441                     735,916
The Home Depot, Inc. . . . . . . . . . . . . .        401,396                  18,684,984
Homestake Mining Company . . . . . . . . . . .         45,289                     350,990
Honeywell International Inc. . . . . . . . . .        139,200                   4,870,608
Household International, Inc. . . . . . . . . .        79,781                   5,321,393
+ Humana Inc. . . . . . . . . . . . . . . . . .        29,187                     287,492
Huntington Bancshares Incorporated . . . . . .         43,175                     705,911
IMS Health Incorporated . . . . . . . . . . . .        50,675                   1,444,237
ITT Industries, Inc. . . . . . . . . . . . . . .       15,121                     669,104
Illinois Tool Works Inc. . . . . . . . . . . . .       52,281                   3,309,387
+ Inco Limited . . . . . . . . . . . . . . . . .       31,283                     539,945
Ingersoll-Rand Company . . . . . . . . . . . . .       27,503                   1,133,124
Intel Corporation . . . . . . . . . . . . . . .     1,156,728                  33,834,294
International Business Machines Corporation . .       298,843                  33,769,259
International Flavors & Fragrances Inc. . . . .        16,479                     414,117
International Paper Company . . . . . . . . . .        83,070                   2,965,599
The Interpublic Group of Companies, Inc. . . .         64,564                   1,894,950
+ Intuit Inc. . . . . . . . . . . . . . . . . .        35,886                   1,435,081
J.C. Penney Company, Inc. . . . . . . . . . . .        45,288                   1,193,792
J.P. Morgan Chase & Co. . . . . . . . . . . . .       341,465                  15,229,339
+ JDS Uniphase Corporation . . . . . . . . . .        226,396                   2,886,549
+ Jabil Circuit, Inc. . . . . . . . . . . . .          32,932                   1,016,282
Jefferson--Pilot Corporation . . . . . . . . .         26,165                   1,264,293
John Hancock Financial Services, Inc. . . . .          52,880                   2,128,949
Johnson & Johnson . . . . . . . . . . . . . .         520,847                  26,042,350
Johnson Controls, Inc. . . . . . . . . . . . .         14,941                   1,082,774
KB HOME . . . . . . . . . . . . . . . . . . . .         7,582                     228,749
+ KLA-Tencor Corporation . . . . . . . . . . .         31,887                   1,864,433
Kellogg Company . . . . . . . . . . . . . . . .        69,815                   2,024,635
Kerr-McGee Corporation . . . . . . . . . . . . .       16,303                   1,080,400


                                                      SHARES
ISSUE                                                 HELD                    VALUE
KeyCorp . . . . . . . . . . . . . . . . . . .         73,019                  $ 1,902,145
KeySpan Corporation . . . . . . . . . . . . .         23,620                      861,658
Kimberly-Clark Corporation . . . . . . . . . .        91,541                    5,117,142
Kinder Morgan, Inc. . . . . . . . . . . . . . .       19,756                      992,739
+ King Pharmaceuticals, Inc. . . . . . . . . . .      29,485                    1,584,819
+ Kmart Corporation . . . . . . . . . . . . . . .     84,270                      966,577
Knight Ridder, Inc. . . . . . . . . . . . . . . .     12,656                      750,501
+ Kohl's Corporation . . . . . . . . . . . . . .      57,242                    3,590,791
+ The Kroger Co. . . . . . . . . . . . . . . . .     139,449                    3,486,225
+ LSI Logic Corporation . . . . . . . . . . . . .     62,157                    1,168,552
Leggett & Platt, Incorporated . . . . . . . . . .     33,757                      743,667
Lehman Brothers Holdings, Inc. . . . . . . . . . .    42,398                    3,296,444
+ Lexmark International Group, Inc. (Class A) . .     22,057                    1,483,333
The Limited, Inc. . . . . . . . . . . . . . . . .     73,343                    1,211,626
Lincoln National Corporation . . . . . . . . . .      32,305                    1,671,784
Linear Technology Corporation . . . . . . . . .       54,654                    2,416,800
Liz Claiborne, Inc. . . . . . . . . . . . . . . .      9,035                      455,816
Lockheed Martin Corporation . . . . . . . . . .       74,706                    2,767,857
Loews Corporation . . . . . . . . . . . . . . . .     33,926                    2,185,852
Longs Drug Stores Corporation . . . . . . . . .        2,164                       46,634
Louisiana-Pacific Corporation . . . . . . . . . .     17,965                      210,729
Lowe's Companies, Inc. . . . . . . . . . . . . . .    66,150                    4,799,182
Lucent Technologies Inc. . . . . . . . . . . . . .   585,813                    3,632,041
MBIA, Inc. . . . . . . . . . . . . . . . . . . . .    25,445                    1,416,778
MBNA Corporation . . . . . . . . . . . . . . . . .   146,509                    4,827,472
MGIC Investment Corporation . . . . . . . . . . .     18,402                    1,336,721
+ Manor Care, Inc. . . . . . . . . . . . . . . . .    17,749                      563,531
Marriott International, Inc. (Class A) . . . . . .    41,932                    1,985,061
Marsh & McLennan Companies, Inc. . . . . . . . . .    47,392                    4,786,592
Masco Corporation . . . . . . . . . . . . . . . .     79,097                    1,974,261
Mattel, Inc. . . . . . . . . . . . . . . . . . . .    74,109                    1,402,142
+ Maxim Integrated Products, Inc. . . . . . . . .     56,469                    2,496,494
The May Department Stores Company . . . . . . . .     51,416                    1,761,512
Maytag Corporation . . . . . . . . . . . . . . . .    13,092                      383,072
McDermott International, Inc. . . . . . . . . . .     10,525                      122,616
McDonald's Corporation . . . . . . . . . . . . . .   222,451                    6,019,524
The McGraw-Hill Companies, Inc. . . . . . . . . .     33,575                    2,220,986
McKesson HBOC, Inc. . . . . . . . . . . . . . . .     48,987                    1,818,397
The Mead Corporation . . . . . . . . . . . . . . .    17,089                      463,795
+ MedImmune, Inc. . . . . . . . . . . . . . . . .     36,564                    1,725,821
Medtronic, Inc. . . . . . . . . . . . . . . . . .    207,889                    9,564,973


Mellon Financial Corporation . . . . . . . . . . .    82,081                    3,775,726
Merck & Co., Inc. . . . . . . . . . . . . . . . .    394,406                   25,206,487
+ Mercury Interactive Corp. . . . . . . . . . . .     14,211                      851,239
Meredith Corporation . . . . . . . . . . . . . . .     8,553                      306,283
Merrill Lynch & Co., Inc.++ . . . . . . . . . . .    144,368                    8,553,804
MetLife, Inc. . . . . . . . . . . . . . . . . . .    128,957                    3,995,088
+ Micron Technology, Inc. . . . . . . . . . . . .    102,551                    4,214,846
+ Microsoft Corporation ++ . . . . . . . . . . . .   925,744                   67,209,014
Millipore Corporation . . . . . . . . . . . . . .      8,101                      502,100
Minnesota Mining and Manufacturing Company (3M) .     68,098                    7,769,982
+ Mirant Corporation . . . . . . . . . . . . . . .    58,413                    2,009,407
Molex Incorporated . . . . . . . . . . . . . . . .    33,608                    1,227,700
Moody's Corporation . . . . . . . . . . . . . . . .   27,090                      907,515
Morgan Stanley Dean Witter & Co. . . . . . . . . .   191,405                   12,293,943
Motorola, Inc. . . . . . . . . . . . . . . . . . .   377,750                    6,255,540
+ NCR Corporation . . . . . . . . . . . . . . . . .   16,598                      780,106
NICOR, Inc. . . . . . . . . . . . . . . . . . . . .    7,809                      304,395
+ Nabors Industries, Inc. . . . . . . . . . . . . .   25,263                      939,784
National City Corporation . . . . . . . . . . . . .  103,331                    3,180,528
+ National Semiconductor Corporation . . . . . . .    29,831                      868,679
National Service Industries, Inc. . . . . . . . . .    7,053                      159,186
+ Navistar International Corporation . . . . . . .    10,237                      287,967
+ Network Appliance, Inc. . . . . . . . . . . . . .   55,994                      767,118
The New York Times Company (Class A) . . . . . . .    27,388                    1,150,296
Newell Rubbermaid Inc. . . . . . . . . . . . . . .    45,865                    1,151,211
Newmont Mining Corporation . . . . . . . . . . . .    33,622                      625,705
+ Nextel Communications, Inc. (Class A) . . . . .    131,589                    2,302,807
+ Niagara Mohawk Holdings Inc. . . . . . . . . . .    27,624                      488,669
Nike, Inc. (Class B) . . . . . . . . . . . . . . .    46,647                    1,958,708
NiSource Inc. . . . . . . . . . . . . . . . . . . .   35,522                      970,816
+ Noble Drilling Corporation . . . . . . . . . . .    23,065                      755,379
Nordstrom, Inc. . . . . . . . . . . . . . . . . . .   23,014                      426,910
Norfolk Southern Corporation . . . . . . . . . . .    66,166                    1,369,636
Nortel Networks Corporation . . . . . . . . . . . .  548,045                    4,981,729
Northern Trust Corporation . . . . . . . . . . . .    38,246                    2,390,375
Northrop Grumman Corporation . . . . . . . . . . .    14,628                    1,171,703
+ Novell, Inc. . . . . . . . . . . . . . . . . . .    54,624                      310,811
+ Novellus Systems, Inc. . . . . . . . . . . . . .    24,502                    1,391,469
Nucor Corporation . . . . . . . . . . . . . . . . .   13,347                      652,535
ONEOK, Inc. . . . . . . . . . . . . . . . . . . . .   10,232                      201,570
Occidental Petroleum Corporation . . . . . . . . .    63,730                    1,694,581
+ Office Depot, Inc. . . . . . . . . . . . . . . .    51,182                      531,269
Omnicom Group Inc. . . . . . . . . . . . . . . . .    31,858                    2,739,788
+ Oracle Corporation . . . . . . . . . . . . . . .   965,558                   18,345,602
PACCAR Inc. . . . . . . . . . . . . . . . . . . .     13,161                      676,739


JUNE 30, 2001


SCHEDULE OF INVESTMENTS (CONTINUED)                     (IN US DOLLARS)
MASTER S&P 500 INDEX FUND (CONTINUED)

COMMON
STOCKS
(CONTINUED)
                                                    SHARES
ISSUE                                               HELD                      VALUE
PG&E Corporation . . . . . . . . . . . . . . . .       66,588                 $   745,786
PNC Bank Corp. . . . . . . . . . . . . . . . . .       49,709                   3,270,355
PPG Industries, Inc. . . . . . . . . . . . . . .       29,009                   1,525,003
PPL Corporation . . . . . . . . . . . . . . . . .      25,104                   1,380,720
+ Pactiv Corporation . . . . . . . . . . . . . . .     27,268                     365,391
Pall Corporation . . . . . . . . . . . . . . . . .     21,140                     497,424
+ Palm, Inc. . . . . . . . . . . . . . . . . . . .     97,552                     592,141
+ Parametric Technology Corporation . . . . . . .      45,440                     635,706
Parker-Hannifin Corporation . . . . . . . . . . .      20,098                     852,959
Paychex, Inc. . . . . . . . . . . . . . . . . . .      64,254                   2,570,160
Peoples Energy Corporation . . . . . . . . . . .        6,113                     245,743
+ PeopleSoft, Inc. . . . . . . . . . . . . . . . .     50,566                   2,489,364
The Pepsi Bottling Group, Inc. . . . . . . . . .       24,735                     991,873
PepsiCo, Inc. . . . . . . . . . . . . . . . . . .     251,804                  11,129,737
PerkinElmer, Inc. . . . . . . . . . . . . . . . .      17,360                     477,921
Pfizer Inc. . . . . . . . . . . . . . . . . . . .   1,085,836                  43,487,732
Pharmacia Corporation . . . . . . . . . . . . . .     223,773                  10,282,369
Phelps Dodge Corporation . . . . . . . . . . . . .     13,553                     562,449
Philip Morris Companies Inc. . . . . . . . . . . .    378,350                  19,201,262
Phillips Petroleum Company . . . . . . . . . . . .     44,003                   2,508,171
Pinnacle West Capital Corporation . . . . . . . .      14,575                     690,855
Pitney Bowes Inc. . . . . . . . . . . . . . . . . .    42,450                   1,787,994
Placer Dome Inc. . . . . . . . . . . . . . . . . .     56,352                     552,250
Potlatch Corporation . . . . . . . . . . . . . . .      4,935                     169,813
+ Power-One, Inc. . . . . . . . . . . . . . . . . .    13,543                     225,356
Praxair, Inc. . . . . . . . . . . . . . . . . . . .    27,627                   1,298,469
The Procter & Gamble Company . . . . . . . . . . .    222,770                  14,212,726
Progress Energy, Inc. . . . . . . . . . . . . . . .    35,462                   1,592,953
The Progressive Corporation . . . . . . . . . . . .    12,682                   1,714,480
Providian Financial Corporation . . . . . . . . . .    49,103                   2,906,898
Public Service Enterprise Group Incorporated . . .     35,772                   1,749,251
Pulte Corporation . . . . . . . . . . . . . . . . .     7,247                     308,940
+ QLogic Corporation . . . . . . . . . . . . . . . .   15,911                   1,025,464
+ QUALCOMM Incorporated . . . . . . . . . . . . . .   130,254                   7,617,254
The Quaker Oats Company . . . . . . . . . . . . . .    22,751                   2,076,029
+ Quintiles Transnational Corp. . . . . . . . . . .    20,057                     506,439
Qwest Communications International Inc. . . . . . .   285,742                   9,106,598
R.R. Donnelley & Sons Company . . . . . . . . . . .    20,191                     599,673
RadioShack Corporation . . . . . . . . . . . . . .     31,897                     972,858
Ralston-Ralston Purina Group . . . . . . . . . . .     53,292                   1,599,826




Raytheon Company . . . . . . . . . . . . . . . . .     61,138                   1,623,214
+ Reebok International Ltd. . . . . . . . . . . . .    10,071                     321,768
Regions Financial Corporation . . . . . . . . . . .    39,131                   1,252,192
Reliant Energy, Inc. . . . . . . . . . . . . . . . .   51,165                   1,648,025
+ Robert Half International Inc. . . . . . . . . . .   30,165                     750,807
Rockwell International Corporation . . . .. . . . .    31,428                   1,198,035
Rohm and Haas Company . . . . . . . . . . . . . . .    37,916                   1,247,436
+ Rowan Companies, Inc. . . . . . . . . . . . . . .    16,263                     359,412
Royal Dutch Petroleum Company (NY Registered Shares)  368,828                  21,491,608
Ryder System, Inc. . . . . . . . . . . . . . . . .     10,348                     202,821
SAFECO Corporation . . . . . . . . . . . . . . . .     22,032                     649,944
SBC Communications Inc. . . . . . . . . . . . . . .   579,304                  23,206,918
SUPERVALU Inc. . . . . . . . . . . . . . . . . . . .   22,828                     400,631
SYSCO Corporation . . . . . . . . . . . . . . . . .   115,681                   3,140,739
+ Sabre Holdings Corporation . . . . . . . . . . . .   22,856                   1,142,800
+ Safeway Inc. . . . . . . . . . . . . . . . . . . .   86,931                   4,172,688
+ Sanmina Corporation . . . . . . . . . . . . . . . .  54,988                   1,287,269
+ Sapient Corporation . . . . . . . . . . . . . . . .  21,142                     206,134
Sara Lee Corporation . . . . . . . . . . . . . . . .  135,288                   2,562,355
Schering-Plough Corporation . . . . . . . . . . . .   251,652                   9,119,868
Schlumberger Limited . . . . . . . . . . . . . . . .   98,601                   5,191,343
Scientific-Atlanta, Inc. . . . . . . . . . . . . . .   28,015                   1,137,409
+ Sealed Air Corporation . . . . . . . . . . . . . .   14,418                     537,070
Sears, Roebuck & Co. . . . . . . . . . . . . . . . .   56,505                   2,390,727
Sempra Energy . . . . . . . . . . . . . . . . . . .    35,426                     968,547
The Sherwin-Williams Company . . . . . . . . . . .     26,947                     598,223
+ Siebel Systems, Inc. . . . . . . . . . . . . . . .   77,942                   3,655,480
Sigma-Aldrich Corporation . . . . . . . . . . . . .    13,015                     502,639
Snap-On Incorporated . . . . . . . . . . . . . . . .    9,941                     240,175
+ Solectron Corporation . . . . . . . . . . . . . .   112,362                   2,056,225
The Southern Company . . . . . . . . . . . . . . .    117,827                   2,739,478
SouthTrust Corporation . . . . . . . . . . . . . . .   58,410                   1,518,660
Southwest Airlines Co. . . . . . . . . . . . . . . .  131,006                   2,422,301
+ Sprint Corp. (PCS Group) . . . . . . . . . . . . .  161,164                   3,892,111
Sprint Corporation . . . . . . . . . . . . . . . . .  152,489                   3,257,165
+ St. Jude Medical, Inc. . . . . . . . . . . . . . .   14,745                     884,700

                                                      SHARES
ISSUE                                                 HELD                    VALUE
The St. Paul Companies, Inc. . . . . . . . . . . .     36,884                 $ 1,869,650
The Stanley Works . . . . . . . . . . . . . . . . .    14,683                     614,924
+ Staples, Inc. . . . . . . . . . . . . . . . . . .    78,483                   1,254,943
+ Starbucks Corporation . . . . . . . . . . . . . .    65,390                   1,503,970
Starwood Hotels & Resorts Worldwide, Inc. . . . . .    34,186                   1,274,454
State Street Corporation . . . . . . . . . . . . .     55,968                   2,769,856
Stilwell Financial, Inc. . . . . . . . . . . . . .     37,721                   1,265,917
Stryker Corporation . . . . . . . . . . . . . . . .    33,776                   1,852,614
+ Sun Microsystems, Inc. . . . . . . . . . . . . .    560,184                   8,806,092
SunTrust Banks, Inc. . . . . . . . . . . . . . . .     50,224                   3,253,511
Sunoco, Inc. . . . . . . . . . . . . . . . . . . .     14,432                     528,644
Symbol Technologies, Inc. . . . . . . . . . . . .      38,969                     865,112
Synovus Financial Corp. . . . . . . . . . . . . .      49,887                   1,565,454
T. Rowe Price Group Inc. . . . . . . . . . . . . .     21,160                     791,172
The TJX Companies, Inc. . . . . . . . . . . . . . .    48,211                   1,536,485
+ TMP Worldwide Inc. . . . . . . . . . . . . . . .     18,355                   1,084,964
TRW Inc. . . . . . . . . . . . . . . . . . . . . .     21,501                     881,541
TXU Corp. . . . . . . . . . . . . . . . . . . . . .    44,186                   2,129,323
Target Corporation . . . . . . . . . . . . . . . .    154,644                   5,350,682
+ Tektronix, Inc. . . . . . . . . . . . . . . . . .    16,130                     437,930
+ Tellabs, Inc. . . . . . . . . . . . . . . . . . .    70,389                   1,357,100
Temple-Inland, Inc. . . . . . . . . . . . . . . . .     8,487                     452,272
+ Tenet Healthcare Corporation . . . . . . . . . .     55,769                   2,877,123
+ Teradyne, Inc. . . . . . . . . . . . . . . . . .     29,982                     992,404
Texaco Inc. . . . . . . . . . . . . . . . . . . . .    94,765                   6,311,349
Texas Instruments Incorporated . . . . . . . . . .    298,596                   9,405,774
Textron, Inc. . . . . . . . . . . . . . . . . . . .    24,253                   1,334,885
+ Thermo Electron Corporation . . . . . . . . . .      31,179                     686,562
Thomas & Betts Corporation . . . . . . . . . . .       10,053                     221,870
Tiffany & Co. . . . . . . . . . . . . . . . . . . .    25,113                     909,593
The Timken Company . . . . . . . . . . . . . . . .     10,358                     175,465
Torchmark Corporation . . . . . . . . . . . . . . .    21,579                     867,692
Tosco Corporation . . . . . . . . . . . . . . . . .    26,552                   1,169,616
+ Toys `R' Us, Inc. . . . . . . . . . . . . . . . .    34,032                     842,292
Transocean Sedco Forex Inc. . . . . . . . . . . .      54,626                   2,253,322
Tribune Company . . . . . . . . . . . . . . . . . .    51,332                   2,053,793
+ Tricon Global Restaurants, Inc. . . . . . . . . .    25,224                   1,107,334
Tupperware Corporation . . . . . . . . . . . . . .      9,920                     232,426
Tyco International Ltd. . . . . . . . . . . . . . .   333,106                  18,154,277
U.S. Bancorp . . . . . . . . . . . . . . . . . . .    327,773                   7,469,962
+ US Airways Group, Inc. . . . . . . . . . . . . .     11,579                     281,370




USA Education Inc. . . . . . . . . . . . . . . . .     28,031                   2,046,263
UST Inc. . . . . . . . . . . . . . . . . . . . . .     28,054                     809,638
USX-Marathon Group . . . . . . . . . . . . . . . .     53,082                   1,566,450
USX-U.S. Steel Group . . . . . . . . . . . . . . .     15,343                     309,161
Unilever NV (NY Registered Shares) . . . . . . . .     98,313                   5,856,505
Union Pacific Corporation . . . . . . . . . . . . .    42,638                   2,341,253
Union Planters Corporation . . . . . . . . . . . .     23,581                   1,028,132
+ Unisys Corporation . . . . . . . . . . . . . . .     54,473                     801,298
United Technologies Corporation . . . . . . . . . .    80,968                   5,931,716
UnitedHealth Group Incorporated . . . . . . . . . .    54,557                   3,368,895
+ Univision Communications Inc. (Class A) . . . . .    35,846                   1,533,492
Unocal Corporation . . . . . . . . . . . . . . . .     41,861                   1,429,553
UnumProvident Corporation . . . . . . . . . . . . .    41,564                   1,335,036
V. F. Corporation . . . . . . . . . . . . . . . . .    19,262                     700,752
+ VERITAS Software Corporation . . . . . . . . . .     68,356                   4,547,725
Verizon Communications . . . . . . . . . . . . . .    465,216                  24,889,056
+ Viacom, Inc. (Class B) . . . . . . . . . . . . .    306,198                  15,845,746
Visteon Corporation . . . . . . . . . . . . . . . .    22,520                     413,918
+ Vitesse Semiconductor Corporation . . . . . . . .    31,537                     663,538
Vulcan Materials Company . . . . . . . . . . . . .     17,402                     935,357
W. W. Grainger, Inc. . . . . . . . . . . . . . . .     16,333                     672,266
Wachovia Corporation . . . . . . . . . . . . . . .     36,129                   2,570,578
Wal-Mart Stores, Inc. . . . . . . . . . . . . . . .   769,023                  37,528,322
Walgreen Co. . . . . . . . . . . . . . . . . . . .    175,152                   5,981,441
The Walt Disney Company . . . . . . . . . . . . .     359,481                  10,385,406
Washington Mutual, Inc. . . . . . . . . . . . . .     150,956                   5,668,398
Waste Management, Inc. . . . . . . . . . . . . . .    107,589                   3,315,893
+Watson Pharmaceuticals, Inc. . . . . . . . . . .      18,210                   1,122,464
+Wellpoint Health Networks Inc. . . . . . . . . .      10,891                   1,026,368
Wells Fargo Company . . . . . . . . . . . . . . . .   295,192                  13,705,765
Wendy's International, Inc. . . . . . . . . . . . .    19,549                     499,281
Westvaco Corporation . . . . . . . . . . . . . . .     17,342                     421,237
Weyerhaeuser Company . . . . . . . . . . . . . . .     37,010                   2,034,440
Whirlpool Corporation . . . . . . . . . . . . . . .    11,481                     717,562
Willamette Industries, Inc. . . . . . . . . . . . .    18,831                     932,134
The Williams Companies, Inc. . . . . . . . . . . .     83,341                   2,746,086


JUNE 30, 2001

SCHEDULE OF INVESTMENTS (CONCLUDED)                      (IN US DOLLARS)
MASTER S&P 500 INDEX FUND (CONCLUDED)


COMMON
STOCKS
(CONCLUDED)

                                                      SHARES
ISSUE                                                 HELD                     VALUE
Winn-Dixie Stores, Inc. . . . . . . . . . . . . . .    24,223                  $  632,947
Wm. Wrigley Jr. Company . . . . . . . . . . . . . .    38,851                   1,820,169
+ WorldCom, Inc. . . . . . . . . . . . . . . . . .    496,758                   7,431,500
WorldCom, Inc.-MCI Group . . . . . . . . . . . . .          1                           8
Worthington Industries, Inc. . . . . . . . . . . .     14,706                     200,002


                                                      SHARES
ISSUE                                                 HELD                     VALUE
Xcel Energy, Inc. . . . . . . . . . . . . . . . . .    59,031              $    1,679,432
Xerox Corporation . . . . . . . . . . . . . . . . .   119,416                   1,142,811
+ Xilinx, Inc. . . . . . . . . . . . . . . . . . .     57,208                   2,359,258
+ Yahoo! Inc. . . . . . . . . . . . . . . . . . . .    97,510                   1,949,225
Zions Bancorporation . . . . . . . . . . . . . . .     16,025                     945,475
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST-$1,679,072,737)-99.7%                             1,896,783,363
==========================================================================================


COMMERCIAL PAPER*

           FACE
           AMOUNT       SHORT-TERM OBLIGATIONS
           $8,824,000   General Motors Acceptance
                        Corp., 4.13% due 7/02/2001                              8,821,975
------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS (COST--$8,821,975)--0.4%                           8,821,975
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST--$1,687,894,712)--100.1%                            1,905,605,338
VARIATION MARGIN ON FINANCIAL FUTURES CONTRACTS**--0.0%                            44,821
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1%)                                  (2,636,145)
                                                                           --------------
NET ASSETS--100.0%                                                         $1,903,014,014
                                                                           ==============


+ Non-income producing security.
++ Portion of security held as collateral for open financial futures contracts.
@ An affiliate of the Series.
* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.



** Financial futures contracts purchased as of June 30, 2001 were as follows:

NUMBER OF                               EXPIRATION
CONTRACTS       ISSUE                   DATE                    VALUE
--------------------------------------------------------------------------
20              S&P 500 Stock Index     September 2001          $6,158,500
--------------------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Total Contract Price--$6,187,850)                              $6,158,500
                                                                ==========


See Notes to Financial Statements.




STATEMENT OF ASSETS AND LIABILITIES
MASTER
S&P 500
INDEX SERIES    AS OF JUNE 30, 2001
======================================================================================================================
ASSETS:         Investments, at value (identified cost--$1,687,894,712) . . . .                         $1,905,605,338
                Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               502,861
                Receivables:
                        Dividends . . . . . . . . . . . . . . . . . . . . . . .          $1,439,204
                        Contributions . . . . . . . . . . . . . . . . . . . . .           1,423,866
                        Securities sold . . . . . . . . . . . . . . . . . . . .             837,500
                        Variation margin . . . . . . . . . . . . . . . . . . . .             44,821          3,745,391

                Prepaid expense and other assets . . . . . . . . . . . . . . . .                               162,316
                                                                                                        --------------

                Total assets . . . . . . . . . . . . . . . . . . . . . . . . . .                         1,910,015,906
                                                                                                        --------------
======================================================================================================================
LIABILITIES:    Payables:
                        Withdrawals . . . . . . . . . . . . . . . . . . . . . .            4,766,281
                        Securities purchased . . . . . . . . . . . . . . . . . .           2,190,173
                        Investment adviser . . . . . . . . . . . . . . . . . . .               7,419         6,963,873

                Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . .                                38,019
                                                                                                        --------------
                Total liabilities . . . . . . . . . . . . . . . . . . . . . . .                              7,001,892
                                                                                                        --------------
======================================================================================================================
NET ASSETS:     Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . .                        $1,903,014,014
                                                                                                        ==============
======================================================================================================================
NET ASSETS      Partners' capital . . . . . . . . . . . . . . . . . . . . . . .                         $1,685,332,738
CONSIST OF:     Unrealized appreciation on investments--net . . . . . . . . . .                            217,681,276
                                                                                                        --------------
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        $1,903,014,014
                                                                                                        ==============
======================================================================================================================

See Notes to Financial Statements.


JUNE 30, 2001
STATEMENT OF OPERATIONS

MASTER
S&P 500
INDEX SERIES    FOR THE SIX MONTHS ENDED JUNE 30, 2001
=======================================================================================================================
INVESTMENT      Dividends (net of $65,492 foreign withholding tax) . . . . . . .                         $  10,827,972
INCOME:         Interest and discount earned . . . . . . . . . . . . . . . . . .                               495,450
                Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  2,303
                                                                                                         -------------
                Total income . . . . . . . . . . . . . . . . . . . . . . . . . .                            11,325,725
                                                                                                         -------------
======================================================================================================================
EXPENSES:       Accounting services . . . . . . . . . . . . . . . . . . . . . .             $235,409
                Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . .              94,620
                Professional fees . . . . . . . . . . . . . . . . . . . . . . .               54,303
                Investment advisory fees . . . . . . . . . . . . . . . . . . . .              45,014
                Trustees' fees and expenses . . . . . . . . . . . . . . . . . .               16,438
                Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               34,075
                                                                                             -------
                Total expenses . . . . . . . . . . . . . . . . . . . . . . . . .                               479,859
                                                                                                         -------------
                Investment income--net . . . . . . . . . . . . . . . . . . . . .                            10,845,866
                                                                                                         -------------
======================================================================================================================
REALIZED &      Realized loss from investments--net . . . . . . . . . . . . . .                            (19,273,216)
UNREALIZED      Change in unrealized appreciation on investments--net . . . . .                            (97,528,061)
LOSS ON                                                                                                  -------------
INVESTMENTS-    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . .                           $(105,955,411)
NET:                                                                                                     =============
======================================================================================================================


See Notes to Financial Statements.




STATEMENTS OF CHANGES IN NET ASSETS


                                                                                      FOR THE SIX       FOR THE
MASTER                                                                                MONTHS ENDED      YEAR ENDED
S&P 500                                                                               JUNE 30,          DECEMBER 31,
INDEX SERIES    INCREASE (DECREASE) IN NET ASSETS:                                    2001              2000
======================================================================================================================
OPERATIONS:     Investment income--net . . . . . . . . . . . . . . . . . . . . .      $   10,845,866    $   20,353,619
                Realized loss on investments--net . . . . . . . . . . . . . . .          (19,273,216)      (30,625,787)
                Change in unrealized appreciation on investments--net . . . . .          (97,528,061)     (158,321,085)
                                                                                      --------------    --------------
                Net decrease in net assets resulting from operations . . . . . .        (105,955,411)     (168,593,253)
                                                                                      --------------    --------------
======================================================================================================================
NET CAPITAL     Increase in net assets derived from net capital contributions .          294,337,977       192,888,963
CONTRIBUTIONS:                                                                        --------------    --------------
======================================================================================================================
NET ASSETS:     Total increase in net assets . . . . . . . . . . . . . . . . . .         188,382,566        24,295,710


                Beginning of period . . . . . . . . . . . . . . . . . . . . . .        1,714,631,448     1,690,335,738
                                                                                      --------------    --------------
                End of period . . . . . . . . . . . . . . . . . . . . . . . . .       $1,903,014,014    $1,714,631,448
                                                                                      ==============    ==============


See Notes to Financial Statements.




FINANCIAL HIGHLIGHTS
                                                                                                                         FOR THE
                                                                                                                         PERIOD
MASTER          The following ratios have been derived        FOR THE SIX                                              APRIL 3,
S&P 500         from information provided in the              MONTHS ENDED   FOR THE YEAR ENDED DECEMBER 31,           1997+ TO
INDEX SERIES    financial statements.                         JUNE 30, 2001   2000          1999          1998         DEC. 31, 1997
====================================================================================================================================
RATIOS TO       Expenses, net of reimbursement . . . . .           .05%*            .07%          .07%          .10%      .12%*
AVERAGE                                                       ----------      ----------    ----------    ----------   --------
NET ASSETS:     Expenses . . . . . . . . . . . . . . . .           .05%*            .07%          .07%          .10%      .17%*
                                                              ----------      ----------    ----------    ----------   --------
                Investment income-net . . . . . . . . . .         1.20%*           1.16%         1.33%         1.56%     1.99%*
                                                              ----------      ----------    ----------    ----------   --------
====================================================================================================================================

SUPPLEMENTAL    Net assets, end of period (in thousands) .    $1,903,014      $1,714,631    $1,690,336    $1,118,220   $602,801
DATA:                                                         ----------      ----------    ----------    ----------   --------
                Portfolio turnover . . . . . . . . . . . .         2.62%           9.71%        29.91%        25.97%     24.31%
                                                              ----------      ----------    ----------    ----------   --------

* Annualized.
+ Commencement of operations.
See Notes to Financial Statements.

JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS

MASTER
S&P 500
INDEX SERIES

1. SIGNIFICANT ACCOUNTING POLICIES:
Master S&P 500 Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are. accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

 (e) Security loans--The Series receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .005% of the average daily value of the Series' net assets.

Merrill Lynch Trust Company (MLTC), an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the six months ended June 30, 2001, the Series reimbursed FAM an aggregate of $76,316 for the abovedescribed services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Stree provides certain accounting services to the Series. The Series pays a fee for these services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.

3. INVESTMENTS:
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2001 were $350,285,335 and $46,605,581, respectively.

Net realized losses for the six months ended June 30, 2001 and net unrealized gains (losses) as of June 30, 2001 were as follows:

                                        REALIZED        UNREALIZED
                                        LOSSES          GAINS (LOSSES)
----------------------------------------------------------------------
Long-term investments . . . . . . . .   $(16,285,437)   $217,710,626
Financial futures contracts . . . . .     (2,987,779)        (29,350)
                                        ------------    ------------
Total . . . . . . . . . . . . . . . .   $(19,273,216)   $217,681,276
                                        ============    ============

As of June 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $217,710,626, of which $417,054,813 related to appreciated securities and $199,344,187 related to depreciated securities. At June 30, 2001, the aggregate cost of investments for Federal income tax purposes was $1,687,894,712.

4. SHORT-TERM BORROWINGS:
On December 31, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner

JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

MASTER
S&P 500
INDEX SERIES

withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of
 .09% per annum based on the Series pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the six months ended June 30, 2001.

5. LOANED SECURITIES:
At June 30, 2001, the Series held US Treasury Bonds having an aggregate value of approximately $1,894,000 as collateral for portfolio securities loaned having a market value of approximately $850,000.

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
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
[Back Cover]

RS0505.001.006 August 29, 2001